UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Brian C. Janssen

Capital Group Central Fund Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM
First report to investors for the period ended April 30, 2019

Generating income while preserving capital and maintaining liquidity

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds. Instead, the reports will be made available on the American Funds website (americanfunds.com/cmqxx); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may enroll in e-delivery on the fund’s website.

You may elect to receive paper copies of all future reports free of charge. You may inform the fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225.

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below a required minimum because of market conditions or other factors. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2019 (the most recent calendar quarter-end):

Lifetime
(since 2/22/19)

Class M shares	0.24%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit americanfunds.com for more information.

The fund’s annualized seven-day yield for Class M shares as of May 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.47%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

12	Financial statements

14	Notes to financial statements

19	Financial highlights

Fellow investors:

We are pleased to present this inaugural report for Capital Group Central Cash Fund, which successfully launched on February 22, 2019. This fund manages cash balances for The Capital Group Companies and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

From its inception on February 22 through the fund’s initial report on April 30, 2019, the fund returned 0.45%. Over the same period, the fund’s benchmark, the three-month U.S. Treasury bill, generated a return of 0.62%, and its peer index, the Lipper Institutional Money Market Funds Average*, generated a return of 0.41%.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.47% as of May 31, 2019.

Market overview

Financial markets have been volatile in recent months. After a sharp selloff in the fourth quarter of 2018, equity markets surged as major central banks took steps to keep interest rates low and stimulate economic growth. By the end of April 2019, some key equity indexes had eclipsed previous highs, led by strength in the information technology and energy sectors. Signs of progress in U.S.-China trade negotiations and the end of the 35-day U.S. government shutdown in mid-January also helped support risk assets.

A dovish pivot by the U.S. Federal Reserve was the key driver of improved investor sentiment. In March 2019, the central bank put further rate hikes on hold and said it would cease the shrinking of its balance sheet in September. It also reduced 2019 forecasts for U.S. gross domestic product growth to 2.1% from 2.3%, reflecting lingering concerns regarding trade, slower growth in Europe and China and the fading effects of fiscal stimulus in the U.S.

This shift in the Fed’s monetary policy stance, along with evidence of decelerating economic activity, particularly outside the U.S., have led to lower rates across most of the U.S. Treasury yield curve. Notably, the 10-year Treasury rate fell below the federal funds rate, a yield curve inversion that has foreshadowed each of the last three recessions by one to three years.

The fund’s portfolio

As of April 30, 98.76% of the fund’s net assets were invested in short-term government or corporate securities. Commercial paper was the fund’s largest allocation at 41.92%. Short-term U.S. Treasury bills was the next-largest category, at 30.63%. Federal agency discount notes represented 24.36% of net assets. Repurchase agreements backed by eligible government securities totaled 1.67%. Longer term U.S. Treasury bonds and notes made up 0.45% and certificates of deposit 0.18%. At the end of the reporting period, the fund’s weighted average maturity was 37 days.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin
President

June 19, 2019

For current information about the fund, visit americanfunds.com/cmqxx.

*	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2019	unaudited

Percent of net assets
Short-term securities:
Commercial paper	41.92%
U.S. Treasury bills	30.63
Federal agency discount notes	24.36
Repurchase agreements	1.67
Certificates of deposit	.18
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	.45
Other assets less liabilities	.79
100.00%

Short-term securities 98.76%	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 41.92%
ABN-AMRO North America Finance Inc. 6/26/2019[1]	2.48%	$100,000	$99,593
ABN-AMRO North America Finance Inc. 6/27/2019[1]	2.48	50,000	49,793
ABN-AMRO North America Finance Inc. 7/8/2019[1]	2.50	100,000	99,502
ABN-AMRO North America Finance Inc. 7/12/2019[1]	2.50	100,000	99,472
ABN-AMRO North America Finance Inc. 8/1/2019[1]	2.51	108,900	108,155
ABN-AMRO North America Finance Inc. 8/13/2019[1]	2.51	75,000	74,418
Alberta (Province of) 7/8/2019[1]	2.50	100,400	99,925
Alberta (Province of) 7/29/2019[1]	2.46	100,000	99,384
American Honda Finance Corp. 5/13/2019	2.53	55,000	54,951
American Honda Finance Corp. 5/22/2019	2.43	25,000	24,963
American Honda Finance Corp. 5/23/2019	2.50	25,000	24,961
American Honda Finance Corp. 5/28/2019	2.46	40,000	39,924
American Honda Finance Corp. 6/19/2019	2.46	45,000	44,846
American Honda Finance Corp. 6/25/2019	2.52	70,000	69,730
American Honda Finance Corp. 6/26/2019	2.50	30,000	29,882
American Honda Finance Corp. 7/18/2019	2.49	60,000	59,671
American Honda Finance Corp. 7/22/2019	2.52	41,450	41,211
American Honda Finance Corp. 7/23/2019	2.50	115,000	114,329
Apple Inc. 5/24/2019[1]	2.44	100,000	99,838
Apple Inc. 5/28/2019[1]	2.45	51,000	50,903
Apple Inc. 6/7/2019[1]	2.41	95,000	94,758
Apple Inc. 6/10/2019[1]	2.45	30,000	29,917
Apple Inc. 6/21/2019[1]	2.47	150,000	149,472
Apple Inc. 7/23/2019[1]	2.49	120,000	119,311
Apple Inc. 9/18/2019[1]	2.50	104,800	103,762
Army and Air Force Exchange Service 5/1/2019[1]	2.46	60,000	59,996
Bank of Montreal 5/3/2019	2.45	250,000	249,950
Bank of Montreal 6/3/2019	2.47	100,000	99,773
Bank of Montreal 7/10/2019	2.53	200,000	199,036
Bank of New York Co., Inc. 5/1/2019	2.45	500,000	499,966
Bank of New York Co., Inc. 5/16/2019	2.43	300,000	299,674
BASF SE 5/7/2019[1]	2.48	100,000	99,953
BASF SE 5/8/2019[1]	2.49	60,000	59,968
BASF SE 5/10/2019[1]	2.48	50,000	49,966
BASF SE 5/15/2019[1]	2.37	200,000	199,796
BASF SE 5/16/2019[1]	2.48	147,000	146,840
BASF SE 5/17/2019[1]	2.45	100,000	99,885
BASF SE 5/21/2019[1]	2.49	204,000	203,708
BASF SE 6/26/2019[1]	2.49	75,000	74,703
BNZ International Funding Ltd. 7/11/2019[1]	2.47	100,000	99,503
CAFCO, LLC 5/14/2019[1]	2.50	26,500	26,475
CAFCO, LLC 5/17/2019[1]	2.51	50,000	49,942
CAFCO, LLC 5/24/2019[1]	2.48	175,000	174,711
CAFCO, LLC 5/30/2019[1]	2.45	50,000	49,896
CAFCO, LLC 6/18/2019[1]	2.54	87,000	86,703
CAFCO, LLC 6/19/2019[1]	2.53	50,000	49,826
CAFCO, LLC 6/20/2019[1]	2.55	54,000	53,808
CAFCO, LLC 6/21/2019[1]	2.57	75,000	74,728

2	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
CAFCO, LLC 6/24/2019[1]	2.53%	$75,000	$74,711
CAFCO, LLC 6/25/2019[1]	2.53	50,000	49,804
CAFCO, LLC 7/24/2019[1]	2.51	75,000	74,547
CAFCO, LLC 7/26/2019[1]	2.54	60,000	59,629
Canada Bills 5/13/2019	2.41	150,000	149,869
Canada Bills 5/17/2019	2.40	200,000	199,771
Canada Bills 5/31/2019	2.38	250,000	249,475
Canadian Imperial Bank of Commerce 5/10/2019[1]	2.43	150,000	149,899
Canadian Imperial Bank of Commerce 6/7/2019[1]	2.44	200,000	199,485
Canadian Imperial Bank of Commerce 6/14/2019[1]	2.44	230,000	229,299
Canadian Imperial Bank of Commerce 6/26/2019[1]	2.46	200,000	199,226
Canadian Imperial Holdings Inc. 5/7/2019	2.45	100,000	99,953
Canadian Imperial Holdings Inc. 5/17/2019	2.36	50,000	49,942
Canadian Imperial Holdings Inc. 6/7/2019	2.47	100,000	99,740
Canadian Imperial Holdings Inc. 7/1/2019	2.46	100,000	99,570
Canadian Imperial Holdings Inc. 7/22/2019	2.48	200,000	198,843
Chariot Funding, LLC 5/1/2019[1]	2.44	30,000	29,998
Chariot Funding, LLC 5/8/2019[1]	2.45	200,000	199,891
Chariot Funding, LLC 6/3/2019[1]	2.53	41,910	41,811
Chariot Funding, LLC 6/5/2019[1]	2.52	99,500	99,252
Chariot Funding, LLC 6/6/2019[1]	2.51	68,000	67,826
Chariot Funding, LLC 6/7/2019[1]	2.53	50,000	49,868
Chariot Funding, LLC 6/25/2019[1]	2.54	100,000	99,608
Chariot Funding, LLC 7/1/2019[1]	2.52	100,000	99,566
Chariot Funding, LLC 7/2/2019[1]	2.52	75,000	74,669
Chariot Funding, LLC 7/25/2019[1]	2.54	45,000	44,731
CHARTA, LLC 5/2/2019[1]	2.49	40,000	39,995
CHARTA, LLC 5/10/2019[1]	2.45	100,000	99,932
CHARTA, LLC 5/13/2019[1]	2.47	50,000	49,956
CHARTA, LLC 5/17/2019[1]	2.51	25,000	24,971
CHARTA, LLC 5/30/2019[1]	2.45	50,000	49,896
CHARTA, LLC 6/13/2019[1]	2.54	30,000	29,908
CHARTA, LLC 6/26/2019[1]	2.52	40,000	39,840
CHARTA, LLC 7/2/2019[1]	2.54	75,000	74,668
CHARTA, LLC 7/18/2019[1]	2.51	50,000	49,720
Chevron Corp. 5/8/2019[1]	2.41	200,000	199,893
Chevron Corp. 5/13/2019[1]	2.43	100,000	99,913
Chevron Corp. 5/17/2019[1]	2.43	100,000	99,886
Chevron Corp. 5/22/2019[1]	2.42	55,000	54,919
Chevron Corp. 5/28/2019[1]	2.44	86,800	86,638
Chevron Corp. 6/12/2019[1]	2.44	120,000	119,655
Chevron Corp. 6/14/2019[1]	2.44	50,000	49,849
Chevron Corp. 6/26/2019[1]	2.44	150,000	149,423
Cisco Systems, Inc. 5/7/2019[1]	2.46	100,000	99,953
Cisco Systems, Inc. 5/16/2019[1]	2.51	50,000	49,946
Cisco Systems, Inc. 5/30/2019[1]	2.50	50,000	49,899
Cisco Systems, Inc. 6/20/2019[1]	2.45	100,000	99,653
Coca-Cola Co. 5/2/2019[1]	2.48	4,260	4,259
Coca-Cola Co. 5/17/2019[1]	2.44	50,000	49,942
Coca-Cola Co. 5/21/2019[1]	2.46	110,000	109,843
Coca-Cola Co. 6/17/2019[1]	2.50	115,500	115,119
Coca-Cola Co. 6/20/2019[1]	2.50	65,000	64,772
Coca-Cola Co. 6/21/2019[1]	2.50	65,000	64,767
Coca-Cola Co. 7/18/2019[1]	2.49	25,000	24,863
Coca-Cola Co. 8/7/2019[1]	2.51	48,000	47,668
Colgate-Palmolive Co. 5/1/2019[1]	2.40	94,000	93,994
Commonwealth Bank of Australia 6/21/2019[1]	2.47	200,000	199,283
Coöperatieve Rabobank U.A. 5/10/2019	2.45	200,000	199,865
Coöperatieve Rabobank U.A. 5/24/2019	2.29	200,000	199,671
CRC Funding, LLC 5/9/2019[1]	2.45	50,000	49,969
CRC Funding, LLC 6/11/2019[1]	2.46	100,000	99,707
CRC Funding, LLC 6/14/2019[1]	2.54	50,000	49,843
CRC Funding, LLC 7/8/2019[1]	2.54	72,000	71,650
CRC Funding, LLC 7/12/2019[1]	2.54	50,000	49,742
CRC Funding, LLC 7/17/2019[1]	2.54	40,000	39,779
CRC Funding, LLC 8/2/2019[1]	2.54	35,000	34,768
Credit Agricole North America, Inc. 5/8/2019	2.41	50,000	49,973

Capital Group Central Cash Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Credit Agricole North America, Inc. 5/22/2019	2.40%	$200,000	$199,705
Credit Agricole North America, Inc. 5/31/2019	2.40	200,000	199,584
Credit Agricole North America, Inc. 6/25/2019	2.49	200,000	199,246
Credit Agricole North America, Inc. 6/26/2019	2.49	110,000	109,578
DBS Bank Ltd. 5/8/2019[1]	2.45	150,000	149,918
DBS Bank Ltd. 5/13/2019[1]	2.48	175,700	175,543
DBS Bank Ltd. 5/14/2019[1]	2.49	50,000	49,952
DBS Bank Ltd. 7/3/2019[1]	2.52	100,000	99,553
DBS Bank Ltd. 7/5/2019[1]	2.52	171,400	170,609
DBS Bank Ltd. 7/12/2019[1]	2.49	200,000	198,978
DBS Bank Ltd. 7/23/2019[1]	2.50	100,000	99,417
DBS Bank Ltd. 7/26/2019[1]	2.47	150,000	149,085
Eli Lilly and Co. 5/1/2019[1]	2.45	80,000	79,995
Eli Lilly and Co. 5/15/2019[1]	2.43	347,000	346,650
Eli Lilly and Co. 6/3/2019[1]	2.45	190,000	189,562
Eli Lilly and Co. 6/26/2019[1]	2.45	24,500	24,404
Eli Lilly and Co. 7/17/2019[1]	2.48	145,000	144,216
Emerson Electric Co. 5/3/2019[1]	2.44	105,000	104,979
Emerson Electric Co. 5/6/2019[1]	2.44	100,000	99,960
Emerson Electric Co. 5/7/2019[1]	2.43	110,000	109,948
Emerson Electric Co. 5/13/2019[1]	2.44	72,500	72,436
Emerson Electric Co. 5/21/2019[1]	2.45	68,000	67,903
Emerson Electric Co. 5/22/2019[1]	2.42	75,000	74,888
Emerson Electric Co. 5/24/2019[1]	2.45	30,000	29,951
Essilor International 5/6/2019[1]	2.57	30,000	29,988
Essilor International 5/17/2019[1]	2.48	40,000	39,953
Essilor International 7/3/2019[1]	2.52	35,000	34,843
Essilor International 7/11/2019[1]	2.58	50,000	49,748
European Investment Bank 5/16/2019	2.48	107,750	107,636
European Investment Bank 6/3/2019	2.34	200,000	199,534
Export Development Canada 6/17/2019	2.50	100,000	99,668
Export Development Canada 6/18/2019	2.50	95,550	95,226
Export Development Canada 7/8/2019	2.51	100,000	99,520
Export Development Canada 8/1/2019	2.50	150,000	149,036
ExxonMobil Corp. 5/1/2019	2.45	120,000	119,992
ExxonMobil Corp. 5/3/2019	2.45	100,000	99,980
ExxonMobil Corp. 5/6/2019	2.44	300,000	299,880
ExxonMobil Corp. 5/15/2019	2.35	100,000	99,899
ExxonMobil Corp. 5/16/2019	2.46	100,000	99,893
ExxonMobil Corp. 5/21/2019	2.45	50,000	49,929
ExxonMobil Corp. 5/22/2019	2.45	50,000	49,926
ExxonMobil Corp. 6/3/2019	2.47	200,000	199,547
ExxonMobil Corp. 6/17/2019	2.49	93,500	93,199
ExxonMobil Corp. 6/18/2019	2.47	100,000	99,671
ExxonMobil Corp. 6/19/2019	2.46	250,000	249,160
ExxonMobil Corp. 6/21/2019	2.45	100,000	99,650
ExxonMobil Corp. 6/24/2019	2.44	50,000	49,815
ExxonMobil Corp. 7/8/2019	2.48	65,000	64,696
Fairway Finance Corp. 5/6/2019[1]	2.46	25,000	24,990
Fairway Finance Corp. 5/7/2019[1]	2.47	32,000	31,985
Fairway Finance Corp. 5/8/2019[1]	2.46	25,000	24,986
Fairway Finance Corp. 5/14/2019[1]	2.45	40,000	39,962
Fairway Finance Corp. 5/17/2019[1]	2.47	75,000	74,913
General Dynamics Corp. 5/1/2019[1]	2.45	298,000	297,980
General Dynamics Corp. 5/7/2019[1]	2.47	75,000	74,965
General Dynamics Corp. 5/8/2019[1]	2.47	107,000	106,942
General Dynamics Corp. 5/16/2019[1]	2.46	97,500	97,395
General Dynamics Corp. 5/23/2019[1]	2.46	139,500	139,284
General Dynamics Corp. 5/30/2019[1]	2.45	85,100	84,929
General Dynamics Corp. 6/6/2019[1]	2.43	349,000	348,125
General Dynamics Corp. 6/12/2019[1]	2.43	100,000	99,710
Gotham Funding Corp. 5/1/2019[1]	2.48	150,000	149,990
Gotham Funding Corp. 5/3/2019[1]	2.51	95,000	94,981
Gotham Funding Corp. 5/13/2019[1]	2.52	50,000	49,956
Gotham Funding Corp. 5/20/2019[1]	2.53	75,000	74,897
Gotham Funding Corp. 5/22/2019[1]	2.53	100,000	99,849
Gotham Funding Corp. 5/31/2019[1]	2.55	115,000	114,754

4	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Gotham Funding Corp. 6/4/2019[1]	2.52%	$100,000	$99,758
Hydro-Québec 5/22/2019[1]	2.46	150,000	149,777
Hydro-Québec 6/17/2019[1]	2.46	100,000	99,673
Hydro-Québec 6/21/2019[1]	2.49	200,000	199,290
Hydro-Québec 7/10/2019[1]	2.48	100,000	99,513
Hydro-Québec 7/23/2019[1]	2.49	150,000	149,132
IBM Corp. 5/21/2019[1]	2.49	100,000	99,858
IBM Corp. 5/22/2019[1]	2.51	35,500	35,447
IBM Corp. 8/6/2019[1]	2.53	100,000	99,311
IBM Corp. 8/13/2019[1]	2.54	50,000	49,630
IBM Corp. 9/4/2019[1]	2.59	94,500	93,660
IBM Credit LLC 5/1/2019[1]	2.47	95,000	94,994
IBM Credit LLC 5/2/2019[1]	2.46	134,500	134,482
IBM Credit LLC 5/8/2019[1]	2.47	100,000	99,946
IBM Credit LLC 5/14/2019[1]	2.50	100,000	99,905
IBM Credit LLC 5/15/2019[1]	2.50	50,000	49,949
IBM Credit LLC 5/21/2019[1]	2.50	50,000	49,929
IBM Credit LLC 5/22/2019[1]	2.50	100,000	99,850
IBM Credit LLC 7/9/2019[1]	2.56	200,000	199,023
Intel Corp. 6/6/2019[1]	2.41	75,000	74,814
Intel Corp. 7/15/2019[1]	2.45	50,000	49,740
International Bank for Reconstruction and Development 5/29/2019	2.40	250,000	249,535
Kaiser Foundation Hospitals 6/11/2019	2.52	40,000	39,875
Kaiser Foundation Hospitals 7/2/2019	2.52	40,000	39,811
Kells Funding, LLC 5/21/2019	2.52	150,000	149,785
Kells Funding, LLC 6/24/2019	2.52	170,000	169,348
Kells Funding, LLC 6/27/2019	2.54	100,000	99,594
Kells Funding, LLC 7/3/2019	2.51	100,000	99,557
Kells Funding, LLC 7/12/2019	2.54	100,000	99,485
Kells Funding, LLC 7/16/2019	2.52	93,000	92,493
Kells Funding, LLC 8/8/2019	2.54	100,000	99,288
KfW 5/9/2019[1]	2.46	50,000	49,970
KfW 5/17/2019[1]	2.44	114,000	113,869
KfW 5/20/2019[1]	2.44	111,000	110,849
KfW 6/28/2019[1]	2.50	160,700	160,033
KfW 7/1/2019[1]	2.50	50,000	49,782
KfW 7/2/2019[1]	2.49	150,000	149,334
KfW 7/3/2019[1]	2.50	75,000	74,662
KfW 7/8/2019[1]	2.50	120,000	119,416
KfW 7/16/2019[1]	2.50	59,000	58,679
KfW 7/17/2019[1]	2.50	100,000	99,450
Kimberly-Clark Corp. 5/8/2019[1]	2.41	106,000	105,943
Kimberly-Clark Corp. 5/10/2019[1]	2.40	100,000	99,932
Liberty Street Funding Corp. 6/5/2019[1]	2.54	75,000	74,813
Liberty Street Funding Corp. 6/6/2019[1]	2.54	50,000	49,872
Liberty Street Funding Corp. 6/18/2019[1]	2.55	50,000	49,829
Liberty Street Funding Corp. 6/19/2019[1]	2.54	65,000	64,773
Liberty Street Funding Corp. 6/21/2019[1]	2.53	40,000	39,855
L’Oréal USA, Inc. 5/13/2019[1]	2.42	32,885	32,856
Merck & Co. Inc. 5/1/2019[1]	2.14	100,000	99,993
Merck & Co. Inc. 5/6/2019[1]	2.43	50,000	49,980
Merck & Co. Inc. 5/7/2019[1]	2.43	75,000	74,965
Merck & Co. Inc. 5/10/2019[1]	2.41	125,000	124,916
Merck & Co. Inc. 5/14/2019[1]	2.41	50,000	49,953
Merck & Co. Inc. 5/16/2019[1]	2.43	80,000	79,914
Merck & Co. Inc. 5/28/2019[1]	2.43	25,000	24,953
Merck & Co. Inc. 6/3/2019[1]	2.40	100,000	99,770
Mitsubishi UFJ Trust and Banking Corp. 8/9/2019[1]	2.58	100,000	99,284
Mizuho Bank, Ltd. 5/13/2019[1]	2.51	200,000	199,822
Mizuho Bank, Ltd. 5/15/2019[1]	2.51	200,000	199,794
Mizuho Bank, Ltd. 5/22/2019[1]	2.49	400,000	399,396
Mizuho Bank, Ltd. 6/3/2019[1]	2.53	200,000	199,532
Mizuho Bank, Ltd. 6/17/2019[1]	2.55	200,000	199,337
Mizuho Bank, Ltd. 6/24/2019[1]	2.51	290,000	288,896
Mizuho Bank, Ltd. 7/10/2019[1]	2.51	100,000	99,506
Mizuho Bank, Ltd. 7/12/2019[1]	2.52	100,000	99,491
National Australia Bank Ltd. 6/21/2019[1]	2.50	200,000	199,283

Capital Group Central Cash Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
National Rural Utilities Cooperative Finance Corp. 5/3/2019	2.47%	$60,000	$59,988
National Rural Utilities Cooperative Finance Corp. 5/10/2019	2.45	30,000	29,980
National Rural Utilities Cooperative Finance Corp. 5/14/2019	2.47	40,000	39,962
National Rural Utilities Cooperative Finance Corp. 5/15/2019	2.45	60,000	59,939
National Rural Utilities Cooperative Finance Corp. 5/16/2019	2.45	35,000	34,962
National Rural Utilities Cooperative Finance Corp. 5/17/2019	2.44	75,000	74,913
National Rural Utilities Cooperative Finance Corp. 5/22/2019	2.44	60,000	59,910
National Rural Utilities Cooperative Finance Corp. 5/23/2019	2.45	50,000	49,922
National Rural Utilities Cooperative Finance Corp. 5/24/2019	2.46	50,000	49,918
National Rural Utilities Cooperative Finance Corp. 5/28/2019	2.47	40,000	39,924
Nestlé Capital Corp. 5/24/2019[1]	2.42	100,000	99,839
Nestlé Capital Corp. 6/10/2019[1]	2.45	100,000	99,724
Nestlé Capital Corp. 6/24/2019[1]	2.45	100,000	99,626
Nestlé Finance International Ltd. 5/6/2019	2.40	47,600	47,581
Nestlé Finance International Ltd. 5/14/2019	2.42	50,000	49,953
Nestlé Finance International Ltd. 6/14/2019	2.47	50,000	49,848
Nestlé Finance International Ltd. 6/17/2019	2.41	100,000	99,675
Nestlé Finance International Ltd. 6/19/2019	2.41	100,000	99,661
Nestlé Finance International Ltd. 6/24/2019	2.45	50,000	49,813
Nordea Bank AB 5/13/2019[1]	2.52	100,000	99,913
Nordea Bank AB 6/3/2019[1]	2.51	140,000	139,680
Nordea Bank AB 6/12/2019[1]	2.53	150,000	149,563
Nordea Bank AB 6/24/2019[1]	2.52	200,000	199,247
Nordea Bank AB 7/15/2019[1]	2.52	450,000	447,638
Nordea Bank AB 7/22/2019[1]	2.51	200,000	198,852
Nordea Bank AB 7/26/2019[1]	2.49	150,000	149,096
Nordea Bank AB 7/29/2019[1]	2.49	200,000	198,753
Novartis Finance Corp. 5/3/2019[1]	2.45	75,000	74,985
Novartis Finance Corp. 5/9/2019[1]	2.50	30,000	29,982
Novartis Finance Corp. 5/22/2019[1]	2.46	20,000	19,970
Old Line Funding, LLC 5/14/2019[1]	2.48	60,000	59,943
Old Line Funding, LLC 5/20/2019[1]	2.46	50,000	49,931
Old Line Funding, LLC 6/19/2019[1]	2.49	45,000	44,843
Old Line Funding, LLC 6/24/2019[1]	2.50	44,000	43,832
Old Line Funding, LLC 7/1/2019[1]	2.52	50,000	49,784
Old Line Funding, LLC 8/14/2019[1]	2.52	45,250	44,916
Ontario (Province of) 5/9/2019	2.46	100,000	99,940
Ontario (Province of) 5/22/2019	2.46	100,000	99,852
Ontario (Province of) 5/28/2019	2.44	54,000	53,898
Ontario (Province of) 7/25/2019	2.48	100,000	99,407
Oversea-Chinese Banking Corp. Ltd. 7/1/2019[1]	2.54	200,000	199,126
Oversea-Chinese Banking Corp. Ltd. 7/5/2019[1]	2.55	123,000	122,427
Oversea-Chinese Banking Corp. Ltd. 7/23/2019[1]	2.52	50,000	49,702
Oversea-Chinese Banking Corp. Ltd. 7/25/2019[1]	2.52	200,000	198,781
Paccar Financial Corp. 5/8/2019	2.44	43,000	42,977
Paccar Financial Corp. 5/9/2019	2.43	30,000	29,982
Paccar Financial Corp. 5/10/2019	2.42	25,000	24,983
Paccar Financial Corp. 5/13/2019	2.43	70,000	69,938
Paccar Financial Corp. 5/15/2019	2.44	31,600	31,568
Paccar Financial Corp. 5/21/2019	2.43	50,000	49,929
Paccar Financial Corp. 5/24/2019	2.44	40,000	39,935
Paccar Financial Corp. 5/29/2019	2.43	75,000	74,852
Paccar Financial Corp. 5/31/2019	2.44	58,900	58,775
Paccar Financial Corp. 6/3/2019	2.47	78,700	78,517
Paccar Financial Corp. 6/4/2019	2.44	80,000	79,808
Paccar Financial Corp. 6/5/2019	2.44	13,000	12,968
Paccar Financial Corp. 7/24/2019	2.50	17,000	16,899
PepsiCo Inc. 5/31/2019[1]	2.40	50,000	49,896
PepsiCo Inc. 6/17/2019[1]	2.42	50,000	49,837
Pfizer Inc. 7/15/2019[1]	2.39	125,000	124,347
Pfizer Inc. 7/16/2019[1]	2.50	375,000	373,014
Pfizer Inc. 7/17/2019[1]	2.48	186,800	185,797
Pfizer Inc. 7/22/2019[1]	2.49	98,000	97,440
Pfizer Inc. 7/23/2019[1]	2.48	34,000	33,803
Pfizer Inc. 7/24/2019[1]	2.47	400,000	397,656
Prudential Funding, LLC 5/1/2019	2.42	50,000	49,997
Prudential Funding, LLC 5/3/2019	2.42	50,000	49,990

6	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Québec (Province of) 5/24/2019[1]	2.46%	$330,000	$329,465
Québec (Province of) 6/3/2019[1]	2.46	150,000	149,655
Québec (Province of) 6/4/2019[1]	2.47	180,000	179,573
Québec (Province of) 6/7/2019[1]	2.46	350,000	349,097
Roche Holdings, Inc. 5/8/2019[1]	2.44	50,000	49,973
Roche Holdings, Inc. 5/10/2019[1]	2.44	50,000	49,967
Roche Holdings, Inc. 5/20/2019[1]	2.45	100,000	99,865
Roche Holdings, Inc. 5/21/2019[1]	2.45	28,500	28,460
Roche Holdings, Inc. 5/24/2019[1]	2.45	30,000	29,951
Sanofi 6/14/2019[1]	2.47	150,000	149,541
Sanofi 6/21/2019[1]	2.48	300,000	298,933
Sanofi 6/24/2019[1]	2.48	297,000	295,881
Sanofi 6/27/2019[1]	2.51	150,000	149,403
Sanofi 6/28/2019[1]	2.52	50,000	49,797
Siemens Capital Co. LLC 5/1/2019[1]	2.45	120,000	119,992
Siemens Capital Co. LLC 6/17/2019[1]	2.44	200,000	199,344
Siemens Capital Co. LLC 6/25/2019[1]	2.45	182,000	181,297
Siemens Capital Co. LLC 6/26/2019[1]	2.50	325,000	323,721
Siemens Capital Co. LLC 6/27/2019[1]	2.45	100,000	99,599
Simon Property Group, LP 5/20/2019[1]	2.48	50,000	49,932
Simon Property Group, LP 5/21/2019[1]	2.43	25,000	24,964
Simon Property Group, LP 5/28/2019[1]	2.44	58,400	58,289
Simon Property Group, LP 6/3/2019[1]	2.46	32,150	32,075
Simon Property Group, LP 6/5/2019[1]	2.38	28,000	27,931
Simon Property Group, LP 6/18/2019[1]	2.51	21,800	21,726
Simon Property Group, LP 6/24/2019[1]	2.47	40,000	39,849
Société Générale 5/6/2019[1]	2.46	150,000	149,940
Société Générale 6/19/2019[1]	2.52	150,000	149,493
Société Générale 6/26/2019[1]	2.47	250,000	249,034
Société Générale 7/15/2019[1]	2.49	100,000	99,477
Société Générale 7/17/2019[1]	2.48	250,000	248,656
Starbird Funding Corp. 5/1/2019[1]	2.43	280,000	279,981
Starbird Funding Corp. 5/28/2019[1]	2.53	150,000	149,711
Starbird Funding Corp. 6/11/2019[1]	2.53	50,000	49,854
Starbird Funding Corp. 7/1/2019[1]	2.56	50,000	49,782
Sumitomo Mitsui Banking Corp. 5/3/2019[1]	2.49	100,000	99,980
Sumitomo Mitsui Banking Corp. 5/10/2019[1]	2.47	125,000	124,917
Sumitomo Mitsui Banking Corp. 5/13/2019[1]	2.52	50,000	49,957
Sumitomo Mitsui Banking Corp. 5/22/2019[1]	2.45	300,000	299,557
Sumitomo Mitsui Banking Corp. 6/20/2019[1]	2.51	50,000	49,825
Sumitomo Mitsui Banking Corp. 6/24/2019[1]	2.52	200,000	199,241
Sumitomo Mitsui Banking Corp. 6/26/2019[1]	2.47	100,000	99,606
Sumitomo Mitsui Banking Corp. 7/10/2019[1]	2.51	350,000	348,267
Sumitomo Mitsui Banking Corp. 7/15/2019[1]	2.51	250,000	248,672
Sumitomo Mitsui Banking Corp. 7/25/2019[1]	2.52	200,000	198,791
Svenska Handelsbanken Inc. 6/13/2019[1]	2.51	250,000	249,246
Svenska Handelsbanken Inc. 6/17/2019[1]	2.51	125,000	124,587
Svenska Handelsbanken Inc. 6/28/2019[1]	2.50	100,000	99,590
Svenska Handelsbanken Inc. 7/3/2019[1]	2.50	175,000	174,220
Svenska Handelsbanken Inc. 7/10/2019[1]	2.50	125,000	124,382
Svenska Handelsbanken Inc. 7/15/2019[1]	2.49	300,000	298,410
Svenska Handelsbanken Inc. 7/24/2019[1]	2.50	350,000	347,923
Thunder Bay Funding, LLC 7/10/2019[1]	2.53	40,304	40,104
Toronto-Dominion Bank 5/6/2019[1]	2.45	200,000	199,920
Toronto-Dominion Bank 5/13/2019[1]	2.45	150,000	149,868
Toronto-Dominion Bank 5/22/2019[1]	2.52	200,000	199,699
Toronto-Dominion Bank 5/24/2019[1]	2.51	200,000	199,671
Toronto-Dominion Bank 5/28/2019[1]	2.52	125,000	124,759
Toronto-Dominion Bank 7/15/2019[1]	2.55	40,000	39,788
Toronto-Dominion Bank 7/16/2019[1]	2.51	100,000	99,463
Toronto-Dominion Bank 7/17/2019[1]	2.55	200,000	198,912
Toronto-Dominion Bank 7/22/2019[1]	2.50	200,000	198,841
Total Capital Canada Ltd. 7/3/2019[1]	2.50	150,000	149,329
Total Capital Canada Ltd. 7/10/2019[1]	2.51	100,000	99,503
Total Capital Canada Ltd. 7/12/2019[1]	2.50	133,000	132,319
Total Capital Canada Ltd. 7/16/2019[1]	2.50	320,590	318,858
Total Capital Canada Ltd. 7/30/2019[1]	2.50	200,000	198,736

Capital Group Central Cash Fund	7

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Total Capital SA 5/1/2019[1]	2.43%	$150,000	$149,990
Total Capital SA 5/23/2019[1]	2.45	200,000	199,690
Toyota Credit de Puerto Rico Corp. 6/10/2019	2.48	50,000	49,863
Toyota Industries Commercial Finance, Inc. 5/7/2019[1]	2.55	50,000	49,977
Toyota Industries Commercial Finance, Inc. 5/13/2019[1]	2.45	50,000	49,957
Toyota Motor Credit Corp. 5/6/2019	2.48	150,000	149,940
Toyota Motor Credit Corp. 5/9/2019	2.45	75,000	74,955
Toyota Motor Credit Corp. 5/13/2019	2.45	150,000	149,870
Toyota Motor Credit Corp. 5/17/2019	2.47	250,000	249,717
Toyota Motor Credit Corp. 6/14/2019	2.46	100,000	99,698
Toyota Motor Credit Corp. 6/25/2019	2.42	100,000	99,622
Unilever Capital Corp. 5/20/2019[1]	2.44	30,000	29,960
Unilever Capital Corp. 5/21/2019[1]	2.44	15,000	14,979
Unilever Capital Corp. 5/28/2019[1]	2.49	144,500	144,228
Unilever Capital Corp. 6/17/2019[1]	2.52	35,100	34,984
Unilever Capital Corp. 6/24/2019[1]	2.50	75,000	74,717
Unilever Capital Corp. 8/1/2019[1]	2.48	30,000	29,806
Unilever Capital Corp. 8/12/2019[1]	2.52	37,500	37,228
United Overseas Bank Ltd. 5/1/2019[1]	2.42	150,000	149,990
United Overseas Bank Ltd. 5/29/2019[1]	2.41	200,000	199,606
United Overseas Bank Ltd. 5/30/2019[1]	2.41	200,000	199,593
United Overseas Bank Ltd. 6/20/2019[1]	2.51	100,000	99,652
United Overseas Bank Ltd. 6/21/2019[1]	2.54	125,000	124,557
United Overseas Bank Ltd. 6/25/2019[1]	2.54	200,000	199,236
United Parcel Service Inc. 5/6/2019[1]	2.43	50,000	49,980
United Parcel Service Inc. 5/8/2019[1]	2.43	50,000	49,973
United Parcel Service Inc. 5/20/2019[1]	2.43	50,000	49,933
Victory Receivables Corp. 5/1/2019[1]	2.51	100,000	99,993
Victory Receivables Corp. 5/3/2019[1]	2.51	210,000	209,957
Victory Receivables Corp. 5/6/2019[1]	2.52	64,000	63,974
Victory Receivables Corp. 5/8/2019[1]	2.52	50,000	49,973
Victory Receivables Corp. 5/10/2019[1]	2.52	100,000	99,932
Victory Receivables Corp. 5/20/2019[1]	2.52	60,494	60,411
Victory Receivables Corp. 5/28/2019[1]	2.52	100,000	99,807
Victory Receivables Corp. 6/27/2019[1]	2.58	75,000	74,695
Victory Receivables Corp. 7/1/2019[1]	2.55	150,000	149,347
Victory Receivables Corp. 7/19/2019[1]	2.52	50,000	49,716
Wal-Mart Stores, Inc. 5/6/2019[1]	2.45	105,000	104,958
Wal-Mart Stores, Inc. 5/10/2019[1]	2.46	100,000	99,933
Wal-Mart Stores, Inc. 5/13/2019[1]	2.48	80,000	79,930
Wal-Mart Stores, Inc. 5/21/2019[1]	2.49	100,000	99,858
Wal-Mart Stores, Inc. 5/28/2019[1]	2.47	110,000	109,792
Wal-Mart Stores, Inc. 6/17/2019[1]	2.51	125,000	124,591
			47,068,470

U.S. Treasury bills 30.63%
U.S. Treasury Bills 5/2/2019	2.36	2,774,400	2,774,216
U.S. Treasury Bills 5/7/2019	2.39	3,681,700	3,680,245
U.S. Treasury Bills 5/9/2019	2.38	3,313,700	3,311,951
U.S. Treasury Bills 5/14/2019	2.37	1,951,500	1,949,823
U.S. Treasury Bills 5/16/2019	2.38	1,941,600	1,939,658
U.S. Treasury Bills 5/21/2019	2.38	1,060,000	1,058,594
U.S. Treasury Bills 5/23/2019	2.38	2,635,000	2,631,208
U.S. Treasury Bills 5/28/2019	2.31	930,000	928,340
U.S. Treasury Bills 6/4/2019	2.38	2,515,000	2,509,335
U.S. Treasury Bills 6/6/2019	2.39	1,200,000	1,197,132
U.S. Treasury Bills 6/11/2019	2.36	2,207,200	2,201,239
U.S. Treasury Bills 6/13/2019	2.36	1,350,000	1,346,154
U.S. Treasury Bills 6/18/2019	2.38	2,100,000	2,093,319
U.S. Treasury Bills 6/20/2019	2.40	1,141,900	1,138,125
U.S. Treasury Bills 6/25/2019	2.39	100,000	99,636
U.S. Treasury Bills 6/27/2019	2.36	600,000	597,744
U.S. Treasury Bills 7/5/2019	2.37	1,400,000	1,393,984

8	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills (continued)
U.S. Treasury Bills 7/11/2019	2.36%	$1,550,000	$1,542,740
U.S. Treasury Bills 7/18/2019	2.38	1,559,500	1,551,492
U.S. Treasury Bills 7/25/2019	2.37	450,000	447,492
			34,392,427

Federal agency discount notes 24.36%
Fannie Mae 5/1/2019	2.37	117,500	117,500
Fannie Mae 5/8/2019	2.39	205,150	205,055
Fannie Mae 5/21/2019	2.40	300,000	299,598
Fannie Mae 5/24/2019	2.38	500,000	499,229
Fannie Mae 6/3/2019	2.37	100,000	99,778
Fannie Mae 6/19/2019	2.42	48,500	48,340
Fannie Mae 6/26/2019	2.40	131,700	131,203
Fannie Mae 7/24/2019	2.39	175,000	174,018
Federal Farm Credit Banks 5/3/2019	2.40	60,000	59,992
Federal Farm Credit Banks 5/8/2019	2.40	35,000	34,983
Federal Farm Credit Banks 5/14/2019	2.40	50,000	49,956
Federal Farm Credit Banks 5/15/2019	2.38	65,000	64,938
Federal Farm Credit Banks 5/28/2019	2.40	50,000	49,907
Federal Farm Credit Banks 5/31/2019	2.38	125,000	124,742
Federal Farm Credit Banks 6/4/2019	2.40	38,000	37,911
Federal Farm Credit Banks 6/28/2019	2.39	25,000	24,900
Federal Home Loan Bank 5/1/2019	2.42	425,000	425,000
Federal Home Loan Bank 5/2/2019	2.41	300,000	299,980
Federal Home Loan Bank 5/3/2019	2.40	1,282,600	1,282,432
Federal Home Loan Bank 5/6/2019	2.41	390,000	389,871
Federal Home Loan Bank 5/8/2019	2.40	509,600	509,364
Federal Home Loan Bank 5/10/2019	2.38	904,200	903,663
Federal Home Loan Bank 5/13/2019	2.41	577,650	577,191
Federal Home Loan Bank 5/14/2019	2.41	160,000	159,862
Federal Home Loan Bank 5/15/2019	2.39	1,300,000	1,298,794
Federal Home Loan Bank 5/17/2019	2.42	370,560	370,165
Federal Home Loan Bank 5/20/2019	2.42	295,500	295,126
Federal Home Loan Bank 5/21/2019	2.40	260,000	259,651
Federal Home Loan Bank 5/22/2019	2.43	100,000	99,859
Federal Home Loan Bank 5/23/2019	2.43	11,475	11,458
Federal Home Loan Bank 5/24/2019	2.41	94,000	93,855
Federal Home Loan Bank 5/28/2019	2.42	150,000	149,727
Federal Home Loan Bank 5/29/2019	2.40	88,503	88,336
Federal Home Loan Bank 6/3/2019	2.41	600,000	598,668
Federal Home Loan Bank 6/5/2019	2.40	955,000	952,750
Federal Home Loan Bank 6/6/2019	2.41	281,100	280,419
Federal Home Loan Bank 6/7/2019	2.40	101,700	101,447
Federal Home Loan Bank 6/10/2019	2.41	1,050,000	1,047,172
Federal Home Loan Bank 6/11/2019	2.39	400,000	398,896
Federal Home Loan Bank 6/12/2019	2.41	1,050,000	1,047,031
Federal Home Loan Bank 6/13/2019	2.42	300,000	299,131
Federal Home Loan Bank 6/14/2019	2.36	1,214,749	1,211,151
Federal Home Loan Bank 6/17/2019	2.39	150,000	149,525
Federal Home Loan Bank 6/18/2019	2.42	100,000	99,677
Federal Home Loan Bank 6/21/2019	2.39	325,000	323,883
Federal Home Loan Bank 6/24/2019	2.39	500,000	498,181
Federal Home Loan Bank 6/25/2019	2.43	200,000	199,259
Federal Home Loan Bank 6/26/2019	2.43	150,000	149,434
Federal Home Loan Bank 7/1/2019	2.39	250,000	248,973
Federal Home Loan Bank 7/2/2019	2.39	400,000	398,329
Federal Home Loan Bank 7/3/2019	2.38	987,800	983,608
Federal Home Loan Bank 7/5/2019	2.39	100,000	99,563
Federal Home Loan Bank 7/8/2019	2.39	505,000	502,692
Federal Home Loan Bank 7/9/2019	2.39	495,100	492,804
Federal Home Loan Bank 7/10/2019	2.37	266,100	264,850
Federal Home Loan Bank 7/11/2019	2.40	250,000	248,809
Federal Home Loan Bank 7/12/2019	2.38	1,275,000	1,268,843
Federal Home Loan Bank 7/15/2019	2.41	100,000	99,498
Federal Home Loan Bank 7/17/2019	2.39	444,200	441,911
Federal Home Loan Bank 7/19/2019	2.29	200,000	198,943

Capital Group Central Cash Fund	9

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 7/22/2019	2.41%	$100,000	$99,452
Federal Home Loan Bank 7/24/2019	2.40	200,000	198,878
Federal Home Loan Bank 7/25/2019	2.41	100,000	99,433
Federal Home Loan Bank 7/26/2019	2.40	200,000	198,854
Federal Home Loan Bank 7/30/2019	2.39	200,000	198,801
Federal Home Loan Bank 8/1/2019	2.39	300,000	298,161
Federal Home Loan Bank 8/2/2019	2.39	100,000	99,380
Federal Home Loan Bank 8/5/2019	2.40	218,700	217,300
Freddie Mac 5/17/2019	2.39	749,600	748,802
Freddie Mac 5/20/2019	2.39	1,486,200	1,484,321
Freddie Mac 6/5/2019	2.39	65,000	64,847
Freddie Mac 6/6/2019	2.38	500,000	498,788
Freddie Mac 6/19/2019	2.41	469,000	467,453
Freddie Mac 7/8/2019	2.38	297,000	295,643
Freddie Mac 9/3/2019	2.41	100,000	99,164
Freddie Mac 9/4/2019	2.41	200,000	198,315
Freddie Mac 9/6/2019	2.41	100,000	99,144
Freddie Mac 9/11/2019	2.39	150,000	148,665
			27,357,232

Repurchase agreements 1.67%
Overnight repurchase agreements*		1,875,000	1,875,000

Certificates of deposit 0.18%
Norinchukin Bank 7/26/2019	2.54	200,000	200,008

Total short-term securities (cost: $110,896,092,000)			110,893,137

Bonds, notes & other debt instruments 0.45%
U.S. Treasury bonds & notes 0.45%
U.S. Treasury 0.45%
U.S. Treasury 1.375% 2019		75,000	74,672
U.S. Treasury (3-month U.S. Treasury Bill Yield + 1.15%) 2.530% 2021[2]		225,000	225,000
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.139%) 2.554% 2021[2]		200,000	199,996

Total bonds, notes & other debt instruments (cost: $499,543,000)			499,668
Total investment securities 99.21% (cost: $111,395,635,000)			111,392,805
Other assets less liabilities 0.79%			891,490

Net assets 100.00%			$112,284,295

10	Capital Group Central Cash Fund

*Repurchase agreements

The fund held overnight repurchase agreements on April 30, 2019. Additional details on these repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	2.75%	4/30/2019	5/1/2019	U.S. Treasury 0%-6.25% 2019-2028	$153,000	$150,000	$150,011
BNP Paribas	2.74	4/30/2019	5/1/2019	U.S. Treasury 0%-8.125% 2019-2027	51,000	50,000	50,004
J.P. Morgan Securities	2.73	4/30/2019	5/1/2019	U.S. Treasury 0%-2.375% 2020-2026	510,000	500,000	500,038
BofA Securities	2.73	4/30/2019	5/1/2019	U.S. Treasury 2.25%-2.875% 2027-2028	127,500	125,000	125,009
Royal Bank of Canada	2.72	4/30/2019	5/1/2019	U.S. Treasury 0.875%-8.125% 2019-2026	102,000	100,000	100,008
TD Securities	2.75	4/30/2019	5/1/2019	U.S. Treasury 0%-2.875% 2019-2028	255,000	250,000	250,019
Wells Fargo Securities	2.75	4/30/2019	5/1/2019	U.S. Treasury 0%-2.375% 2019-2022	714,000	700,000	700,053
					$1,912,500	$1,875,000	$1,875,142

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,512,361,000, which represented 32.52% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See notes to financial statements

Capital Group Central Cash Fund	11

Financial statements

Statement of assets and liabilities at April 30, 2019	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $111,395,635)		$111,392,805
Cash		2,795,464
Receivables for:
Sales of fund’s shares	$820,899
Interest	2,331	823,230
		115,011,499
Liabilities:
Payables for:
Purchases of investments	99,384
Repurchases of fund’s shares	2,627,819
Services provided by related parties	1	2,727,204
Net assets at April 30, 2019		$112,284,295

Net assets consist of:
Capital paid in on shares of beneficial interest		$112,286,843
Total accumulated loss		(2,548)
Net assets at April 30, 2019		$112,284,295

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,122,980 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class M	$112,284,295	1,122,980	$99.99

See notes to financial statements

12	Capital Group Central Cash Fund

Statement of operations for the period February 22, 2019* to April 30, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$357,938
Fees and expenses:
Transfer agent services	1
Net investment income	357,937

Net realized gain and unrealized depreciation:
Net realized gain on investments	—
Net unrealized depreciation on investments	(2,830)
Net realized gain and unrealized depreciation	(2,830)
Net increase in net assets resulting from operations	$355,107

Statement of changes in net assets for the period February 22, 2019* to April 30, 2019†
(dollars in thousands)

Operations:
Net investment income	$357,937
Net realized gain	—
Net unrealized depreciation	(2,830)
Net increase in net assets resulting from operations	355,107

Dividends paid to shareholders from net investment income	(357,655)

Net capital share transactions	112,286,843

Total increase in net assets	112,284,295

Net assets:
Beginning of period	—
End of period	$112,284,295

*	Commencement of operations.
†	Unaudited.

See notes to financial statements

Capital Group Central Cash Fund	13

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before

14	Capital Group Central Cash Fund

the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

At April 30, 2019, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by

Capital Group Central Cash Fund	15

government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk— A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

16	Capital Group Central Cash Fund

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of April 30, 2019, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of April 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$565
Gross unrealized depreciation on investments	(3,396)
Net unrealized depreciation on investments	(2,831)
Cost of investments	111,395,636

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period February 22, 2019* to April 30, 2019
Class M	$357,655

*	Commencement of operations.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund does not pay an investment advisory services fee to CRMC.

Distribution services — The fund does not pay a distribution services fee to AFD.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Group Central Cash Fund	17

Security transactions with related funds — The fund purchased securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the period from February 22, 2019, commencement of operations, to April 30, 2019, the fund engaged in such purchase transactions with related funds in the amount of $41,446,737,000.

8. Capital share transactions

Capital share transactions in the fund during the period from February 22, 2019, commencement of operations, to April 30, 2019, were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class M	140,336,582	1,403,505	357,654	3,577	(28,407,393)	(284,102)	112,286,843	1,122,980

18	Capital Group Central Cash Fund

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class M:
4/30/2019[2,3]	$100.00	$.46	$—	[4]	$.46	$(.47)	$99.99	.45%[5]	$112,284	—%[5,6]	.46%[5]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Class M shares began investment operations on February 22, 2019.
[4]	Amount less than $.01.
[5]	Not annualized.
[6]	Amount less than .01%.

See notes to financial statements

Capital Group Central Cash Fund	19

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value	Ending account value 4/30/2019	Expenses paid during period[1]		Annualized expense ratio[2]
Class M - actual return	$1,000.00	$1,004.50	$0.00	[3]	—%[4]
Class M - assumed 5% return	1,000.00	1,024.79	0.00	[3]	—	[4]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days from February 22, 2019, commencement of operations, through April 30, 2019. The “assumed 5% return” line is based on 181 days.
[3]	Amount less than $.01.
[4]	Amount less than .01%.

20	Capital Group Central Cash Fund

Approval of Investment Advisory and Service Agreement

Capital Group Central Cash Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through April 30, 2020. The board and the fund’s Contract Committee (the “committee”) determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the manner in which CRMC proposed to manage the fund in light of its investment objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They also considered the proposed investment policies and restrictions of the fund, and CRMC’s experience in managing similar funds. The board and the committee concluded that CRMC’s record indicated that its management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund would primarily be used as a centralized cash management vehicle for other funds advised by CRMC and as such the fund would not pay an advisory fee. They considered the limited other expenses to be borne by the fund and concluded that these expenses would be fair and reasonable in relation to the services provided, and that the fund’s shareholders would receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s proposed relationship with the fund and the American Funds, including fees paid to CRMC’s affiliated transfer agent and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts that were proposed to be paid by the fund.

Capital Group Central Cash Fund	21

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

22	Capital Group Central Cash Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street
Boston, MA 02110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2019